Feb. 01, 2017
MASSMUTUAL SELECT FUNDS
MassMutual Select Overseas Fund
Supplement dated December 20, 2017 to the
Prospectus dated February 1, 2017 and the
Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective on December 12, 2017, J.P. Morgan Investment Management Inc. (“J.P. Morgan”) was removed as co-Subadviser to the Overseas Fund. All references to J.P. Morgan in the Prospectus are, therefore, deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE